Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis
	December 31, 2019
	Fair Value	Level 1	Level 2	Level 3

Description
Derivative asset	$13	-	$13	-

	$13	-	$13	-

	December 31, 2018
	Fair Value	Level 1	Level 2	Level 3

Description
Derivative liabilities	$87	-	$87	-

	$87	-	$87	-